J.P. MORGAN ACCEPTANCE CORPORATION II ABS-15G

Exhibit 99.12

 Consolidated Analytics Data Compare

Loan ID	Seller Loan ID	Investor Loan ID	Field Name	Verified Value	Bid Tape Value	Comment
305121951	XXXXX		Application Date	XX/XX/XXXX	XX/XX/XXXX	Updated as Per Initial 1003.
305121914	XXXXX		Application Date	XX/XX/XXXX	XX/XX/XXXX	Credit report is dated XX/XX/XXXX and the Loan Estimate Date Issued is XX/XX/XXXX. The URLA is dated XX/XX/XXXX.
305121906	XXXXX		Application Date	XX/XX/XXXX	XX/XX/XXXX	Verified the XXX as XX/XX/XXXX. See page XXX
305122673	XXXXX		Application Date	XX/XX/XXXX	XX/XX/XXXX
305121933	XXXXX		Application Date	XX/XX/XXXX	XX/XX/XXXX	compliance to review
304893437	XXXXX		Borrower 2 Self-Employment Flag	XXX	XXX	.
305122719	XXXXX		Property Type	XXX	XXX	per appraisal. property is in a pud.